Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
Selling, general and administrative expenses
Schedule of selling, general and administrative expenses

	2025	2024	2023
Taxes (1)	(63,922)	(63,389)	(37,013)
Salaries and social security contributions	(53,129)	(46,123)	(33,038)
Services and fees	(49,352)	(45,313)	(39,691)
Amortization and depreciation (2)	(11,002)	(7,353)	(6,303)
Office expenses	(9,941)	(8,827)	(4,870)
Maintenance expenses	(6,636)	(2,479)	(2,130)
Advertising	(6,415)	(6,499)	(1,547)
Insurance	(3,163)	(2,669)	(2,810)
Bad debts	(11,154)	(8,883)	(4,985)
Bad debts recovery	3,841	4,440	3,439
Other	(9,325)	(11,013)	(9,721)
	(220,198)	(198,108)	(138,669)

(1) Mainly included taxes over bank transactions and tax on revenue not included in the line item “Income tax”.

(2) Includes depreciation of leases of USD 885 for the year ended December 31, 2025 (USD 776 and USD 739 for the year ended December 31, 2024 and 2023 respectively).